Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
NET REVENUE	$ 3,938	$ 2,084	$ 8,423	$ 1,872
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(283)	(564)	(1,442)	(1,863)
GROSS PROFIT	3,655	1,520	6,981	9
RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	3,329	2,754	11,811	8,858
GENERAL AND ADMINISTRATIVE EXPENSES	3,619	2,894	12,371	9,475
SALES AND MARKETING EXPENSES	7,129	3,283	15,087	15,942
DEPRECIATION AND AMORTIZATION	572	33	659	138
OPERATING EXPENSES	14,649	8,964	39,928	34,413
NET LOSS FROM OPERATIONS	(10,994)	(7,444)	(32,947)	(34,404)
OTHER INCOME AND EXPENSES, NET	1,270	(13,315)	(2,789)	(11,825)
NET LOSS BEFORE TAXES	(9,724)	(20,759)	(35,736)	(46,229)
Operating Segments | U.S.
Segment Reporting Information [Line Items]
NET REVENUE	2,443	0	17	0
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(138)	0	(1)	0
GROSS PROFIT	2,305	0	16	0
RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	1,379	1,150	5,400	4,110
GENERAL AND ADMINISTRATIVE EXPENSES	2,188	1,651	7,496	5,048
SALES AND MARKETING EXPENSES	4,880	361	4,704	891
DEPRECIATION AND AMORTIZATION	558	33	657	138
OPERATING EXPENSES	9,005	3,195	18,257	10,187
NET LOSS FROM OPERATIONS	(6,700)	(3,195)	(18,241)	(10,187)
Operating Segments | International
Segment Reporting Information [Line Items]
NET REVENUE	1,495	2,084	8,406	1,872
COST OF GOODS SOLD, EXCLUDING DEPRECIATION AND AMORTIZATION	(145)	(564)	(1,441)	(1,863)
GROSS PROFIT	1,350	1,520	6,965	9
RESEARCH, DEVELOPMENT AND MEDICAL AFFAIRS EXPENSES	1,950	1,604	6,411	4,748
GENERAL AND ADMINISTRATIVE EXPENSES	1,431	1,243	4,875	4,427
SALES AND MARKETING EXPENSES	2,249	2,922	10,383	15,051
DEPRECIATION AND AMORTIZATION	14	0	2	0
OPERATING EXPENSES	5,644	5,769	21,671	24,226
NET LOSS FROM OPERATIONS	$ (4,294)	$ (4,249)	$ (14,706)	$ (24,217)